SHAREHOLDERS' EQUITY - Stock Options Outstanding and Exercisable (Details) - Stock options - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding (in shares)	1,229,800	1,204,233	748,600	637,200
Weighted Average Remaining Contractual Life (in years)	3 years	3 years 7 months 6 days	4 years	4 years 7 months 13 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 4.98	$ 5.56	$ 5.25	$ 5.60
Number Exercisable (in shares)	882,542	729,687
Weighted average exercise price of options exercisable (in dollars per share)	$ 5.14	$ 5.23
$0.25 Exercise Price Per Share
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding (in shares)	200,000	200,000
Weighted Average Remaining Contractual Life (in years)	2 years 10 months 24 days	3 years 8 months 12 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 0.25	$ 0.25
Number Exercisable (in shares)	200,000	200,000
Weighted average exercise price of options exercisable (in dollars per share)	$ 0.25	$ 0.25
$14.00 Exercise Price Per Share
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding (in shares)	12,000	12,000
Weighted Average Remaining Contractual Life (in years)	1 month 6 days	9 months 18 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 14.00	$ 14.00
Number Exercisable (in shares)	12,000	12,000
Weighted average exercise price of options exercisable (in dollars per share)	$ 14.00	$ 14.00
$9.00 Exercise Price Per Share, group one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding (in shares)	15,000	15,000
Weighted Average Remaining Contractual Life (in years)	5 years 3 months 18 days	6 years 1 month 6 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 9.00	$ 9.00
Number Exercisable (in shares)	15,000	15,000
Weighted average exercise price of options exercisable (in dollars per share)	$ 9.00	$ 9.00
$9.00 Exercise Price Per Share, group two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding (in shares)	85,000	85,000
Weighted Average Remaining Contractual Life (in years)	1 year	1 year 9 months 18 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 9.00	$ 9.00
Number Exercisable (in shares)	85,000	85,000
Weighted average exercise price of options exercisable (in dollars per share)	$ 9.00	$ 9.00
$7.80 Exercise Price Per Share
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding (in shares)	145,800	146,800
Weighted Average Remaining Contractual Life (in years)	1 year 3 months 18 days	2 years
Weighted average exercise price of options outstanding (in dollars per share)	$ 7.80	$ 7.80
Number Exercisable (in shares)	145,800	127,227
Weighted average exercise price of options exercisable (in dollars per share)	$ 7.80	$ 7.80
$6.40 Exercise Price Per Share
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding (in shares)	73,900	81,100
Weighted Average Remaining Contractual Life (in years)	2 years	2 years 9 months 18 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 6.40	$ 6.40
Number Exercisable (in shares)	64,047	59,473
Weighted average exercise price of options exercisable (in dollars per share)	$ 6.40	$ 6.40
$4.85 Exercise Price Per Share
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding (in shares)	83,000	40,000
Weighted Average Remaining Contractual Life (in years)	3 years 2 months 12 days	3 years 8 months 12 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 4.85	$ 4.50
Number Exercisable (in shares)	49,800	18,667
Weighted average exercise price of options exercisable (in dollars per share)	$ 4.85	$ 4.50
$5.30 Exercise Price Per Share
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding (in shares)	278,100	93,000
Weighted Average Remaining Contractual Life (in years)	3 years 3 months 18 days	4 years
Weighted average exercise price of options outstanding (in dollars per share)	$ 5.30	$ 4.85
Number Exercisable (in shares)	166,860	43,400
Weighted average exercise price of options exercisable (in dollars per share)	$ 5.30	$ 4.85
$5.60 Exercise Price Per Share
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding (in shares)	30,000	307,000
Weighted Average Remaining Contractual Life (in years)	3 years 6 months	4 years 1 month 6 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 5.60	$ 5.30
Number Exercisable (in shares)	14,000	102,333
Weighted average exercise price of options exercisable (in dollars per share)	$ 5.60	$ 5.30
$7.65 Exercise Price Per Share
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding (in shares)	177,000	30,000
Weighted Average Remaining Contractual Life (in years)	4 years	4 years 3 months 18 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 7.65	$ 5.60
Number Exercisable (in shares)	86,702	10,000
Weighted average exercise price of options exercisable (in dollars per share)	$ 7.65	$ 5.60
$5.16 Exercise Price Per Share
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding (in shares)	130,000	194,333
Weighted Average Remaining Contractual Life (in years)	4 years 4 months 24 days	4 years 9 months 18 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 5.16	$ 7.65
Number Exercisable (in shares)	43,333	56,587
Weighted average exercise price of options exercisable (in dollars per share)	$ 5.16	$ 7.65